SHARE-BASED COMPENSATION - Stock Options Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year
Share options
Weighted average risk-free interest rate	2.00%	1.10%
Weighted average expected volatility	65.00%	66.00%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years) | year	5.0	5.0
Weighted average grant-date fair value (C$ per share)	$ 3.77	$ 2.89
Weighted average share price at grant date (C$ per share)	6.83	5.24
Weighted average exercise price (C$ per share)	$ 6.83	$ 5.24
Deferred share units
Weighted average risk-free interest rate	1.70%	0.70%
Weighted average expected volatility	44.00%	76.00%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years) | year	1.0	1.0
Weighted average grant-date fair value (C$ per share)	$ 7.26	$ 5.19
Weighted average share price at grant date (C$ per share)	$ 7.26	$ 5.19